CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Loss	Common Stock
Balance, shares at Dec. 31, 2021					13,387,344
Balance, amount at Dec. 31, 2021	$ (8,407,272)	$ 1,418,209	$ (9,826,820)	$ 0	$ 1,339
Stock-based compensation	546,460	546,460	0	0	0
Foreign currency translation loss	(10,106)	0	0	(10,106)	0
Net income/loss	(487,493)	0	(487,493)	0	$ 0
Balance, shares at Dec. 31, 2022					13,387,344
Balance, amount at Dec. 31, 2022	(8,358,411)	1,964,669	(10,314,313)	(10,106)	$ 1,339
Stock-based compensation	715,727	715,727	0	0	0
Foreign currency translation loss	(2,702)	0	0	(2,702)	0
Net income/loss	16,371,134	0	16,371,134	0	0
Stock-based compensation- warrants	2,136,115	2,136,115	0	0	$ 0
Reverse recapitalization on December 21, 2023, shares					9,424,704
Reverse recapitalization on December 21, 2023, amount	(27,454,428)	(4,816,511)	(22,638,859)	0	$ 942
Balance, shares at Dec. 31, 2023					22,812,048
Balance, amount at Dec. 31, 2023	$ (16,592,565)	$ 0	$ (16,582,038)	$ (12,808)	$ 2,281